Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Currency translation differences (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
– Currency translation differences	[1]	$ 4,127	$ 1,711	$ 698	$ 5,837	$ (1,296)
Of which:
Recognised in Other comprehensive income		4,117	1,618	(406)	5,736	(2,388)
(Gain)/loss reclassified to profit or loss		$ 9	$ 92	$ 1,104	$ 101	$ 1,092

[1]	1. See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.